Financial Instruments - Derivatives Gross Presentation on Consolidated Balance Sheet (Details) (Fuel Derivatives [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fuel Derivatives [Member]
Derivative [Line Items]
Derivative Assets	$ 47	$ 0
Derivative Liabilities	$ 145	$ 1,415